UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2015

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 91.6%

Auto Components - 1.0%
Tenneco, Inc. *	55,359	2,541,532

Banks - 13.3%
East West Bancorp, Inc.	163,295	6,786,540
Financial Institutions, Inc.	73,210	2,049,880
FirstMerit Corp.	208,842	3,894,903
FNB Corp.	277,932	3,707,613
Great Western Bancorp, Inc.	144,948	4,206,391
PrivateBancorp, Inc.	170,166	6,980,209
SVB Financial Group *	53,675	6,381,958
		34,007,494

Capital Markets - 3.7%
BGC Partners, Inc., Class A	282,388	2,770,226
Evercore Partners, Inc., Class A	47,611	2,574,327
Janus Capital Group, Inc.	120,542	1,698,437
OM Asset Management plc	163,884	2,512,342
		9,555,332

Chemicals - 0.8%
Minerals Technologies, Inc.	43,883	2,012,474

Commercial Services & Supplies - 3.0%
Deluxe Corp.	79,499	4,335,876
Pitney Bowes, Inc.	158,919	3,281,677
		7,617,553

Communications Equipment - 0.5%
Plantronics, Inc.	24,991	1,185,073

Construction & Engineering - 1.7%
Argan, Inc.	19,470	630,828
EMCOR Group, Inc.	75,577	3,630,719
		4,261,547

Diversified Consumer Services - 2.4%
Grand Canyon Education, Inc. *	150,883	6,053,426

See notes to Schedule of Investments

Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	38,327	2,998,321

Electric Utilities - 1.2%
Portland General Electric Co.	84,680	3,079,812

Electronic Equipment & Instruments - 5.3%
Anixter International, Inc. *	45,425	2,743,216
II-VI, Inc. *	198,436	3,682,972
Plexus Corp. *	79,770	2,785,569
SYNNEX Corp.	33,024	2,969,848
Vishay Intertechnology, Inc.	108,499	1,307,413
		13,489,018

Energy Equipment & Services - 2.3%
Bristow Group, Inc.	66,627	1,725,639
Newpark Resources, Inc. *	552,457	2,916,973
US Silica Holdings, Inc.	67,971	1,273,097
		5,915,709

Gas Utilities - 1.0%
ONE Gas, Inc.	51,039	2,560,627

Health Care Equipment & Supplies - 9.2%
Analogic Corp.	43,255	3,572,863
Anika Therapeutics, Inc. *	71,470	2,727,295
Glaukos Corp. *	113,289	2,797,105
Globus Medical, Inc., Class A *	82,757	2,302,300
LDR Holding Corp. *	74,922	1,881,291
LivaNova plc *	67,789	4,024,633
STERIS plc	43,487	3,276,311
SurModics, Inc. *	148,787	3,015,913
		23,597,711

Health Care Providers & Services - 3.4%
Centene Corp. *	66,496	4,376,102
Molina Healthcare, Inc. *	73,712	4,432,302
		8,808,404

Health Care Technology - 1.4%
Omnicell, Inc. *	113,011	3,512,382

See notes to Schedule of Investments

Hotels, Restaurants & Leisure - 2.4%
Texas Roadhouse, Inc.	172,141	6,157,484

Household Durables - 1.5%
La-Z-Boy, Inc.	155,562	3,798,824

Insurance - 7.6%
American Equity Investment Life Holding Co.	96,231	2,312,431
American Financial Group, Inc.	79,367	5,720,773
FBL Financial Group, Inc., Class A	63,340	4,030,958
National General Holdings Corp.	146,857	3,210,294
Navigators Group, Inc. (The) *	48,502	4,160,986
		19,435,442

Internet Software & Services - 1.5%
j2 Global, Inc.	41,128	3,385,657
Xactly Corp. *	67,263	573,753
		3,959,410

IT Services - 4.1%
Convergys Corp.	119,057	2,963,329
DST Systems, Inc.	26,472	3,019,396
Syntel, Inc. *	42,391	1,918,193
TeleTech Holdings, Inc.	93,503	2,609,669
		10,510,587

Life Sciences - Tools & Services - 4.3%
Affymetrix, Inc. *	393,513	3,970,546
Cambrex Corp. *	70,330	3,311,840
Luminex Corp. *	181,932	3,891,525
		11,173,911

Machinery - 2.8%
AGCO Corp.	40,342	1,831,123
Hillenbrand, Inc.	95,541	2,830,880
Wabash National Corp. *	216,155	2,557,114
		7,219,117

Marine - 1.4%
Matson, Inc.	83,621	3,564,763

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	32,869	1,903,444

See notes to Schedule of Investments

Multi-Utilities - 1.2%
Avista Corp.	89,846	3,177,853

Multiline Retail - 0.7%
Dillard's, Inc., Class A	25,936	1,704,255

Professional Services - 3.2%
Korn/Ferry International	119,119	3,952,368
Navigant Consulting, Inc. *	273,116	4,386,243
		8,338,611

Semiconductors & Semiconductor Equipment - 2.1%
Cabot Microelectronics Corp. *	63,470	2,778,716
Cascade Microtech, Inc. *	18,935	307,694
Integrated Device Technology, Inc. *	86,728	2,285,283
		5,371,693

Software - 0.7%
Sapiens International Corp. NV	37,954	387,131
VASCO Data Security International, Inc. *	83,611	1,398,812
		1,785,943

Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	212,173	3,288,682
Chico's FAS, Inc.	98,041	1,046,097
Lithia Motors, Inc., Class A	22,160	2,363,807
		6,698,586

Technology Hardware, Storage & Peripherals - 1.1%
Super Micro Computer, Inc. *	117,630	2,883,111

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	91,810	3,717,387

Wireless Telecommunication Services - 0.9%
Shenandoah Telecommunications Co.	52,667	2,267,314

Total Common Stocks (Cost $240,003,996)		234,864,150

EXCHANGE-TRADED PRODUCTS - 4.4%
iShares Russell 2000 ETF	33,424	3,760,534
Vanguard REIT ETF	94,525	7,536,478

See notes to Schedule of Investments

Total Exchange-Traded Products (Cost $11,371,123)		11,297,012

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (a)(b)(c)	651,905	636,338
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	152,000	140,600
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	195,000	178,425

Total High Social Impact Investments (Cost $998,905)		955,363

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.4%
State Street Bank Time Deposit, 0.278%, 1/4/16	8,753,575	8,753,575

Total Time Deposit (Cost $8,753,575)		8,753,575

TOTAL INVESTMENTS (Cost $261,127,599) - 99.8%		255,870,100
Other assets and liabilities, net - 0.2%		610,340
NET ASSETS - 100.0%		$256,480,440

* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.4% of the net assets of the Fund.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

Abbreviations:
ETF:	Exchange-Traded Fund
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	651,905
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	152,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	195,000

See notes to Schedule of Investments

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 90.9%

Austria - 2.7%
Zumtobel Group AG	108,870	2,734,938

Brazil - 2.3%
Cosan Ltd., Class A	619,800	2,287,062

Canada - 7.1%
Capstone Infrastructure Corp.	680,472	1,785,086
DIRTT Environmental Solutions*	85,030	426,456
Innergex Renewable Energy, Inc.	172,639	1,413,550
Lumenpulse, Inc.*	92,132	1,240,411
Northland Power, Inc.	101,237	1,365,191
TransAlta Renewables, Inc.	129,398	969,725
		7,200,419

China - 13.9%
Beijing Jingneng Clean Energy Co. Ltd., Class H	3,364,221	1,184,719
Canadian Solar, Inc.*	152,756	4,423,814
China Longyuan Power Group Corp. Ltd., Class H	601,000	450,733
Daqo New Energy Corp. (ADR)*	24,198	402,897
Huaneng Renewables Corp. Ltd., Class H	7,730,000	2,297,434
JinkoSolar Holding Co. Ltd. (ADR)*	82,787	2,290,716
Trina Solar Ltd. (ADR)*	278,982	3,074,382
		14,124,695

Germany - 4.2%
Capital Stage AG	137,252	1,173,939
CHORUS Clean Energy AG*	107,950	1,143,342
PNE Wind AG	547,187	1,234,146
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie*	53,319	749,437
		4,300,864

Hong Kong - 1.0%
GCL-Poly Energy Holdings Ltd.	6,805,000	1,016,261

India - 0.5%
Greenko Group plc *	368,684	535,458

Israel - 1.7%
SolarEdge Technologies, Inc. *	61,346	1,728,117

See notes to Schedule of Investments

Italy - 1.1%
Prysmian SpA	51,077	1,116,326

Philippines - 1.3%
Energy Development Corp.	9,591,200	1,258,777

Spain - 6.3%
EDP Renovaveis SA	378,183	2,973,722
Gamesa Corp. Tecnologica SA	81,195	1,391,413
Saeta Yield SA	213,128	1,984,881
		6,350,016

United Kingdom - 10.2%
Delphi Automotive plc	27,103	2,323,540
Dialight plc	41,011	272,160
Johnson Matthey plc	54,627	2,121,632
National Grid plc	105,677	1,453,751
Renewables Infrastructure Group Ltd. (The)	1,936,933	2,921,337
SIG plc	611,910	1,285,821
		10,378,241

United States - 38.6%
Ameresco, Inc., Class A*	214,982	1,343,638
Calgon Carbon Corp.	147,750	2,548,688
Covanta Holding Corp.	260,669	4,037,763
Eaton Corp. plc	57,174	2,975,335
First Solar, Inc.*	62,806	4,144,568
FuelCell Energy, Inc.*	45,020	223,299
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	140,274	2,653,984
Itron, Inc.*	29,600	1,070,928
Johnson Controls, Inc.	110,302	4,355,826
NRG Yield, Inc., Class C	133,957	1,977,205
Pattern Energy Group, Inc.	118,366	2,475,033
Quanta Services, Inc.*	61,856	1,252,584
Regal-Beloit Corp.	44,077	2,579,386
SunEdison, Inc.*	198,023	1,007,937
SunPower Corp.*	216,348	6,492,603
		39,138,777

Total Common Stocks (Cost $101,346,037)		92,169,951

See notes to Schedule of Investments

CLOSED-END FUND - 0.9%

United Kingdom - 0.9%
Greencoat UK Wind plc	585,480	929,354

Total Closed-End Funds (Cost $942,541)		929,354

RIGHTS - 0%

Hong Kong - 0.0%
GCL-Poly Energy Holdings Ltd. (Expiring 1/20/16) *	1,361,000	9,124

Total Rights (Cost $—)		9,124

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%

United States - 0.1%
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	53,000	49,025
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	68,000	62,220
		111,245

Total High Social Impact Investments (Cost $121,000)		111,245

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 7.4%
State Street Bank Time Deposit, 0.278%, 1/4/16	7,500,640	7,500,640

Total Time Deposit (Cost $7,500,640)		7,500,640

TOTAL INVESTMENTS (Cost $109,910,218) - 99.3%		100,720,314
Other assets and liabilities, net - 0.7%		739,719
NET ASSETS - 100.0%		$101,460,033

* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.1% of the net assets of the Fund.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

See notes to Schedule of Investments

Abbreviations:
ADR:	American Depository Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	53,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	68,000

See notes to Schedule of Investments

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%

Brazil - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	673,675	3,098,905
Cia de Saneamento de Minas Gerais-COPASA	508,300	1,963,189
		5,062,094

Canada - 12.6%
Capstone Infrastructure Corp.	4,843,560	12,706,141
Chemtrade Logistics Income Fund	560,392	7,232,955
EnerCare, Inc.	1,887,458	21,769,705
Newalta Corp.	1,005,616	2,536,296
Pure Technologies Ltd.	2,701,880	9,118,540
		53,363,637

China - 2.5%
China Everbright International Ltd.	3,037,000	3,869,641
China Everbright Water Ltd.*	10,325,900	4,466,881
CT Environmental Group Ltd.	7,172,000	2,370,809
		10,707,331

France - 5.9%
Suez Environnement Co.	1,048,641	19,604,913
Veolia Environnement SA	240,248	5,689,937
		25,294,850

Hong Kong - 2.4%
Beijing Enterprises Water Group Ltd.*	7,818,000	5,461,799
Guangdong Investment Ltd.	3,402,000	4,792,650
		10,254,449

India - 1.8%
Jain Irrigation Systems Ltd.	7,317,815	7,637,837

Israel - 0.6%
Amiad Water Systems Ltd. *	1,149,854	2,780,460

Japan - 0.6%
METAWATER Co., Ltd.	99,000	2,434,168

Mexico - 0.2%
Empresas ICA SAB de CV *	4,237,151	872,115

See notes to Schedule of Investments

Netherlands - 3.5%
Arcadis NV	734,810	14,747,173

Philippines - 0.9%
Manila Water Co., Inc.	7,228,500	3,805,481

Switzerland - 3.6%
Georg Fischer AG	11,034	7,440,112
Wolseley plc	142,497	7,747,287
		15,187,399

United Kingdom - 9.0%
Pentair plc	404,125	20,016,311
Severn Trent plc	208,645	6,692,460
United Utilities Group plc	840,882	11,590,407
		38,299,178

United States - 54.9%
Aegion Corp.*	418,373	8,078,783
Agilent Technologies, Inc.	235,398	9,841,990
American Water Works Co., Inc.	159,135	9,508,316
Aqua America, Inc.	84,999	2,532,970
Calgon Carbon Corp.	1,258,258	21,704,951
California Water Service Group	547,824	12,747,865
Danaher Corp.	175,751	16,323,753
Ecolab, Inc.	115,188	13,175,203
Flowserve Corp.	53,358	2,245,305
Franklin Electric Co., Inc.	92,361	2,496,518
HD Supply Holdings, Inc.*	673,768	20,233,253
Itron, Inc.*	247,929	8,970,071
Mueller Water Products, Inc., Class A	1,988,722	17,103,009
PICO Holdings, Inc.*	1,172,127	12,096,351
Rexnord Corp.*	1,222,948	22,159,818
SPX Corp.	1,165,997	10,878,752
SPX FLOW, Inc.*	288,378	8,048,630
Tetra Tech, Inc.	711,373	18,509,925
Xylem, Inc.	455,174	16,613,851
		233,269,314

Total Common Stocks (Cost $493,687,807)		423,715,486

See notes to Schedule of Investments

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%

United States - 0.1%
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	284,000	262,700
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	366,000	334,890
		597,590

Total High Social Impact Investments (Cost $650,000)		597,590

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 0.5%
State Street Bank Time Deposit, 0.278%, 1/4/16	1,821,583	1,821,583

Total Time Deposit (Cost $1,821,583)		1,821,583

TOTAL INVESTMENTS (Cost $496,159,390) - 100.3%		426,134,659
Other assets and liabilities, net - (0.3)%		(1,137,050)
NET ASSETS - 100.0%		$424,997,609

* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.1% of the net assets of the Fund.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/3/15	284,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/3/15	366,000

See notes to Schedule of Investments

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 6.4%

Asset-Backed - Automobile - 1.9%
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (a)	300,000	299,721
Toyota Auto Receivables Owner Trust:
0.541%, 11/15/17 (b)	500,000	499,664
1.18%, 6/17/19	300,000	299,033
		1,098,418

Asset-Backed - Other - 4.5%
Dell Equipment Finance Trust, 1.80%, 6/22/20 (a)	420,000	419,769
Ford Credit Floorplan Master Owner Trust, 1.82%, 1/15/18	150,000	150,016
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	335,272	331,685
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (a)	286,583	302,781
Series III LLC, 4.02%, 7/20/44 (a)	384,529	365,456
Series III LLC, 5.44%, 7/20/44 (a)	192,528	196,379
Sunrun Callisto Issuer LLC, 5.38%, 7/20/45 (a)	984,444	941,444
		2,707,530

Total Asset-Backed Securities (Cost $3,857,430)		3,805,948

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
GRACE Mortgage Trust, 3.59%, 6/10/28 (a)(b)	400,000	381,940
JP Morgan Chase Commercial Mortgage Securities Trust, 3.805%, 6/10/27 (a)(b)	450,000	452,755
Morgan Stanley Capital I Trust Series 2014-CPT:
Class F, 3.446%, 7/13/29 (a)(b)	430,000	401,513
Class G, 3.446%, 7/13/29 (a)(b)	100,000	92,918

Total Commercial Mortgage-Backed Securities (Cost $1,335,545)		1,329,126

CORPORATE BONDS - 48.4%

Basic Materials - 0.3%
Methanex Corp., 5.65%, 12/1/44	200,000	161,962

Communications - 3.5%
Rogers Communications, Inc., 5.00%, 3/15/44	300,000	302,027
Telefonica Emisiones SAU:

See notes to Schedule of Investments

3.992%, 2/16/16	600,000	601,651
3.192%, 4/27/18	200,000	203,880
Verizon Communications, Inc.:
1.296%, 6/17/19 (b)	500,000	496,610
3.50%, 11/1/24	120,000	118,524
4.862%, 8/21/46	400,000	378,690
		2,101,382

Consumer, Cyclical - 10.8%
American Airlines Pass Through Trust:
5.60%, 1/15/22 (a)	654,910	668,008
3.70%, 11/1/24	239,769	234,374
Continental Airlines Pass Through Trust:
6.25%, 10/11/21	261,316	274,382
6.903%, 10/19/23	460,198	475,155
CVS Health Corp.:
3.875%, 7/20/25	500,000	510,290
4.875%, 7/20/35	200,000	206,498
5.125%, 7/20/45	200,000	210,686
Ford Motor Co., 4.75%, 1/15/43	125,000	117,829
Ford Motor Credit Co. LLC, 1.264%, 11/4/19 (b)	750,000	728,456
Home Depot, Inc. (The), 4.20%, 4/1/43	150,000	150,261
Hyundai Capital America, 3.00%, 10/30/20 (a)	500,000	497,614
Johnson Controls, Inc., 4.625%, 7/2/44	200,000	169,498
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (a)	100,000	92,000
Nissan Motor Acceptance Corp.:
1.303%, 9/26/16 (a)(b)	250,000	249,950
2.35%, 3/4/19 (a)	100,000	99,629
US Airways Pass Through Trust, 5.375%, 5/15/23	233,922	233,922
Virgin Australia Trust:
7.125%, 10/23/18 (a)	166,947	170,186
6.00%, 4/23/22 (a)	449,505	456,247
Whirlpool Corp.:
6.50%, 6/15/16	500,000	510,743
3.70%, 5/1/25	400,000	396,072
		6,451,800

Consumer, Non-cyclical - 2.2%
Massachusetts Institute of Technology, 3.959%, 7/1/38	635,000	651,058
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	650,000	649,038
		1,300,096

Financial - 18.8%
American Tower Corp.:

See notes to Schedule of Investments

3.45%, 9/15/21	200,000	200,980
4.00%, 6/1/25	200,000	196,590
Bank of America Corp.:
1.95%, 5/12/18	500,000	497,173
2.625%, 10/19/20	425,000	419,654
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	150,000	152,063
3.95%, 4/21/25	250,000	243,442
3.875%, 8/1/25	500,000	507,564
4.25%, 10/22/26	100,000	98,983
Capital One Bank, 2.25%, 2/13/19	300,000	298,681
Capital One Financial Corp., 4.20%, 10/29/25	150,000	148,103
Capital One NA:
1.514%, 8/17/18 (b)	750,000	755,504
2.35%, 8/17/18	250,000	250,470
Citigroup, Inc.:
2.50%, 9/26/18	350,000	353,040
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	100,000	99,688
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	200,000	204,000
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	100,000	98,250
4.40%, 6/10/25	50,000	50,500
4.45%, 9/29/27	450,000	447,021
ING Bank NV, 2.00%, 11/26/18 (a)	1,100,000	1,095,478
JPMorgan Chase & Co.:
1.271%, 1/23/20 (b)	100,000	100,081
6.00%, 8/1/23 floating rate thereafter to 12/29/49 (b)	150,000	149,791
3.625%, 5/13/24	250,000	253,705
3.875%, 9/10/24	500,000	497,372
3.90%, 7/15/25	150,000	154,578
4.25%, 10/1/27	150,000	149,642
KFW, 1.75%, 10/15/19	200,000	200,303
Morgan Stanley:
1.056%, 7/23/19 (b)	500,000	495,607
2.375%, 7/23/19	500,000	498,324
1.498%, 6/16/20 (b)	350,000	347,683
4.00%, 7/23/25	100,000	102,977
5.00%, 11/24/25	100,000	106,155
3.95%, 4/23/27	100,000	97,058
Prologis LP, 3.35%, 2/1/21	250,000	253,144
Prudential Financial, Inc., 2.30%, 8/15/18	300,000	302,142
Vornado Realty LP, 2.50%, 6/30/19	1,500,000	1,477,260
		11,303,006

Government - 10.6%
African Development Bank:

See notes to Schedule of Investments

0.75%, 10/18/16	370,000	369,700
1.375%, 12/17/18	1,500,000	1,497,484
Asian Development Bank, 2.125%, 3/19/25	750,000	731,299
European Investment Bank, 2.50%, 10/15/24	200,000	201,280
Export Development Canada, 0.875%, 1/30/17	150,000	149,830
International Finance Corp., 0.625%, 11/15/16	1,000,000	997,167
Kommunalbanken AS, 0.75%, 11/21/16 (a)	200,000	199,680
Nordic Investment Bank, 2.25%, 9/30/21	750,000	756,933
North American Development Bank, 2.40%, 10/26/22	1,000,000	989,239
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	497,549
		6,390,161

Industrial - 1.3%
CNH Industrial Capital LLC, 3.875%, 7/16/18	200,000	193,500
General Electric Co., 2.70%, 10/9/22	345,000	343,554
Masco Corp., 4.45%, 4/1/25	100,000	98,000
Pentair Finance SA, 3.625%, 9/15/20	150,000	149,852
		784,906

Technology - 0.2%
Intel Corp., 3.70%, 7/29/25	100,000	103,435

Utilities - 0.7%
American Water Capital Corp., 3.40%, 3/1/25	400,000	406,383

Total Corporate Bonds (Cost $29,073,299)		29,003,131

MUNICIPAL OBLIGATIONS - 8.4%

California - 3.3%
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	290,955
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	430,000	515,351
Southern California Public Power Authority Revenue Bonds, 5.943%, 7/1/40	1,000,000	1,170,130
		1,976,436

Massachusetts - 0.3%
Massachusetts Clean Water Trust Revenue Bonds, Revenue Bonds, 5.192%, 8/1/40	150,000	174,427

New York - 4.8%
New York City Water & Sewer System, Revenue Bonds:
5.44%, 6/15/43	270,000	328,649
5.882%, 6/15/44	605,000	781,412
New York State Environmental Facilities Corp. Revenue Bonds:

See notes to Schedule of Investments

1.48%, 7/15/18	750,000	748,058
2.25%, 7/15/20	1,040,000	1,041,175
		2,899,294

Total Municipal Obligations (Cost $5,002,132)		5,050,157

SOVEREIGN GOVERNMENT BONDS - 7.7%
Export Development Canada, 1.25%, 12/10/18	1,500,000	1,490,262
Inter-American Development Bank, 0.492%, 10/15/20 (b)	1,000,000	999,405
KFW, 1.875%, 11/30/20	1,000,000	995,383
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,125,000	1,114,172

Total Sovereign Government Bonds (Cost $4,617,217)		4,599,222

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.7%
Overseas Private Investment Corp.:
3.22%, 9/15/29	800,000	805,887
3.16%, 6/1/33	199,929	198,355

Total U.S. Government Agencies and Instrumentalities (Cost $999,929)		1,004,242

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.2%
Fannie Mae:
3.11%, 7/1/23	144,606	149,034
3.00%, 2/1/31(c)	500,000	514,261
3.50%, 2/1/31(c)	500,000	522,969
3.00%, 2/1/46(c)	600,000	598,810
3.50%, 2/1/46(c)	1,500,000	1,544,362
4.00%, 2/1/46(c)	950,000	1,003,371

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,318,160)		4,332,807

U.S. TREASURY OBLIGATIONS - 13.9%
United States Treasury Bonds, 2.875%, 8/15/45	3,022,000	2,935,000
United States Treasury Notes:
0.305%, 1/31/16(b)	500,000	500,017
0.329%, 4/30/16(b)	500,000	500,112
0.875%, 11/30/17	1,500,000	1,495,663
1.625%, 11/30/20	1,811,000	1,800,246
2.25%, 11/15/25	1,121,000	1,118,504

See notes to Schedule of Investments

Total U.S. Treasury Obligations (Cost $8,388,139)		8,349,542

TIME DEPOSIT - 10.2%
State Street Bank Time Deposit, 0.278%, 1/4/16	6,085,487	6,085,487

Total Time Deposit (Cost $6,085,487)		6,085,487

TOTAL INVESTMENTS (Cost $63,677,338) - 106.1%		63,559,662
Other assets and liabilities, net - (6.1)%		(3,643,286)
NET ASSETS - 100.0%		$59,916,376

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(c) Security has been purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of December 31, 2015, the total market value of these securities was $4,183,773, which represents 7.0% of the Fund's net assets.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
10 Year U.S. Treasury Notes	(9)	3/16	($1,133,156)	$4,094
Ultra U.S. Treasury Bonds	(2)	3/16	(317,375)	1,809
Total Short				$5,903

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Small Cap, Calvert Global Energy Solutions Fund, Global Water, and Green Bond. Small Cap is registered as a diversified portfolio, while Global Energy Solutions, Global Water, and Green Bond are each registered as non-diversified portfolios. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks and rights securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At December 31, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Fair Value Investments	% of Net Assets
Small Cap	$955,363	0.4%
Global Energy Solutions	$111,245	0.1%
Global Water	$597,590	0.1%

The following tables summarize the market value of the Fund's holdings as of December 31, 2015, based on the inputs used to value them:
Small Cap

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks**	$234,864,150	$—	$—	$234,864,150
Exchange-Traded Products	11,297,012	—	—	11,297,012
High Social Impact Investments	—	636,338	319,025	955,363
Time Deposit	—	8,753,575	—	8,753,575
TOTAL	$246,161,162	$9,389,913	$319,025^	$255,870,100

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.1% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.
Global Energy Solutions

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks**	$62,869,724	$29,300,227	$—	$92,169,951
Closed-End Funds	—	929,354	—	929,354
Rights	9,124	—	—	9,124
High Social Impact Investments	—	—	111,245	111,245
Time Deposit	—	7,500,640	—	7,500,640
TOTAL	$62,878,848	$37,730,221	$111,245^	$100,720,314

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.1% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.
Global Water

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks**	$313,400,742	$110,314,744	$—	$423,715,486
High Social Impact Investments	—	—	597,590	597,590
Time Deposit	—	1,821,583	—	1,821,583
TOTAL	$313,400,742	$112,136,327	$597,590^	$426,134,659

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.1% of net assets.

On December 31, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $1,963,189 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

Green Bond

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Asset-Backed Securities	$—	$3,805,948	$—	$3,805,948
Commercial Mortgage-Backed Securities	—	1,329,126	—	1,329,126
Corporate Bonds	—	29,003,131	—	29,003,131
Municipal Obligations	—	5,050,157	—	5,050,157
Sovereign Government Bonds	—	4,599,222	—	4,599,222
U.S. Government Agencies and Instrumentalities	—	1,004,242	—	1,004,242
U.S. Government Agency Mortgage-Backed Securities	—	4,332,807	—	4,332,807
U.S. Treasury Obligations	—	8,349,542	—	8,349,542
Time Deposit	—	6,085,487	—	6,085,487
TOTAL	$—	$63,559,662	$—	$63,559,662
Futures Contracts**	$5,903	$—	$—	$5,903

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.
Futures Contracts: Green Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Fund, or to provide market exposure to the Fund's uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. Green Bond is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes, to manage overall duration of the Fund, and to implement tactical asset allocation decisions. The Fund's futures contracts at period end are presented in the Schedule of Investments.
During the period, Green Bond invested in 10 Year U.S. Treasury Notes and Ultra U.S. Treasury Bonds futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	9
Futures Contracts short	—
* Averages are based on activity levels during the period ended December 31, 2015.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2015.

SMALL CAP
Unrealized appreciation	$9,552,912
Unrealized (depreciation)	(15,467,876)
Net unrealized appreciation (depreciation)	($5,914,964)
Federal income tax cost of investments	$261,785,064

GLOBAL ENERGY SOLUTIONS
Unrealized appreciation	$4,877,936
Unrealized (depreciation)	(17,224,433)
Net unrealized appreciation (depreciation)	($12,346,497)
Federal income tax cost of investments	$113,066,811

GLOBAL WATER
Unrealized appreciation	$8,290,221
Unrealized (depreciation)	(90,418,260)
Net unrealized appreciation (depreciation)	($82,128,039)
Federal income tax cost of investments	$508,262,698

GREEN BOND
Unrealized appreciation	$244,971
Unrealized (depreciation)	(368,843)
Net unrealized appreciation (depreciation)	($123,872)
Federal income tax cost of investments	$63,683,534

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    February 26, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    February 26, 2016